Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 280	$ 280	$ 186	$ 359	$ 399
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain or loss on fixed maturities, AFS	(10)		(275)	(2,129)	565
Change in net gain or loss on cash flow hedging instruments	0		1	(27)	(1)
OCI, net of tax	(10)	$ (10)	(274)	(2,156)	564
Comprehensive income (loss)	$ 270		$ (88)	$ (1,797)	$ 963